Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Cost of sales		€ 284,780	€ 242,756	€ 462,736	€ 386,441
Foreign exchange gain (loss)		(6,953)	2,570	(10,191)	(9,301)
Acquisition-related gain from bargain purchase				12,291
Depreciation and amortization				(61,967)	(53,504)
Profit before tax		121,645	149,711	190,803	188,963
Total Reportable Segments
Disclosure of operating segments [line items]
Revenue	[1]	618,051	573,189	1,019,361	933,751
Cost of sales		(284,772)	(241,285)	(462,714)	(384,735)
Adjusted EBITDA		210,193	211,224	325,067	318,608
Foreign exchange gain (loss)		(6,953)	2,570	(10,191)	(9,301)
Acquisition-related gain from bargain purchase				12,291
Acquisition-related distributor mark-up reversal	[2]	(4,121)		(10,921)
Acquisition-related transaction costs				(185)
EBITDA		187,259	202,635	295,724	292,857
Depreciation and amortization		(31,809)	(27,312)	(61,967)	(53,504)
Finance costs, net		(33,805)	(25,612)	(42,954)	(50,390)
Profit before tax		121,645	149,711	190,803	188,963
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Revenue	[1]	324,359	312,524	546,133	523,224
Cost of sales		(158,842)	(132,949)	(255,627)	(216,116)
Adjusted EBITDA		100,275	112,859	167,668	179,251
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Revenue	[1]	235,131	212,845	354,349	315,604
Cost of sales		(95,825)	(89,450)	(146,545)	(129,441)
Adjusted EBITDA		92,465	81,057	120,275	107,848
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Revenue	[1]	58,561	47,820	118,879	94,923
Cost of sales		(30,105)	(18,886)	(60,542)	(39,178)
Adjusted EBITDA		17,453	17,308	37,124	31,509
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA		€ (11,860)	€ (11,159)	€ (20,337)	€ (16,450)

[1]	The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 15 – Revenue from contracts with customers.
[2]	Represents the distributor mark-up applied to inventories sold by the Company to Birkenstock Australia Pty. Ltd. prior to acquisition and the subsequent impact on Cost of sales as such inventory is sold by Birkenstock Australia Pty. Ltd. to third-party customers post-acquisition. See Note 6 – Business combination.